Property, plant and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Cost	$ 22,090	$ 22,165
Accumulated Depreciation	16,758	16,560
Net Book Value	5,332	5,605
Computer equipment and software
Property, Plant, and Equipment [Line Items]
Cost	3,604	3,598
Accumulated Depreciation	2,945	2,855
Net Book Value	659	743
Furniture and fixtures
Property, Plant, and Equipment [Line Items]
Cost	119	119
Accumulated Depreciation	92	90
Net Book Value	27	29
Machinery and equipment
Property, Plant, and Equipment [Line Items]
Cost	13,374	13,584
Accumulated Depreciation	9,575	9,505
Net Book Value	3,799	4,079
Leasehold improvements
Property, Plant, and Equipment [Line Items]
Cost	4,993	4,864
Accumulated Depreciation	4,146	4,110
Net Book Value	$ 847	$ 754